UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)
c/o STATE STREET BANK AND TRUST COMPANY
2 AVENUE DE LAFAYETTE
P.O. BOX 5049
BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for	Copy to:
Service)

Elizabeth A. Watson	Leonard B. Mackey, Jr., Esq.
Secretary	Clifford Chance U.S. LLP
The China Fund, Inc.	31 West 52nd Street
4 Copley Place, 5th Floor	New York, New York 10019
Boston, MA 02116
Registrant’s telephone number, including area code: (888) 246-2255
Date of fiscal year end: October 31
Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
January 31, 2009 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS
HONG KONG
Consumer Discretionary — (7.7%)
Anta Sports Products, Ltd.	11,072,000	$5,125,794
China Travel International Investment Hong Kong, Ltd.	6,024,000	932,195
FU JI Food & Catering Services	8,689,000	4,011,377
Huabao International Holdings, Ltd.	5,500,000	3,546,282
Intime Department Store Group Co., Ltd. #	12,568,629	3,484,713
Ports Design, Ltd.	3,933,500	4,012,326
Shangri-La Asia, Ltd.	4,755,555	5,611,292
Yorkey Optical International Cayman, Ltd. #	16,424,000	1,821,453

		28,545,432

Consumer Staples — (8.6%)
Chaoda Modern Agriculture (Holdings), Ltd.	21,459,357	13,725,842
China Huiyuan Juice Group, Ltd.	14,059,500	18,420,617

		32,146,459

Energy — (1.6%)
China Rare Earth Holdings, Ltd.	9,144,000	837,212
Fushan International Energy Group, Ltd. *	10,740,000	2,465,272
Honghua Group, Ltd.	21,902,000	2,626,681

		5,929,165

Financials — (0.3%)
SPG Land (Holdings), Ltd.	11,037,000	1,266,723

Health Care — (3.8%)
China Shineway Pharmaceutical Group, Ltd. #	11,184,000	6,317,014
Golden Meditech Co., Ltd. * #	35,040,000	3,208,212
Natural Beauty Bio-Technology, Ltd. #	32,780,000	4,818,972

		14,344,198

Industrials — (0.8%)
TPV Technology, Ltd.	12,728,000	2,888,773

Information Technology — (1.2%)
Chinasoft International, Ltd. #	19,230,000	1,140,717
Sina Corp. *	162,700	3,328,842

		4,469,559

Materials — (1.1%)
Sinofert Hong Kong Holdings, Ltd.	7,216,000	4,150,228

See Notes to Schedule of Investments

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2009 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
HONG KONG (continued)
Utilities — (1.4%)
Xinao Gas Holdings, Ltd. #	5,680,000	$5,127,279

TOTAL HONG KONG — (Cost $114,144,012)	26.5%	98,867,816

HONG KONG — “H” SHARES
Consumer Staples — (2.9%)
Wumart Stores, Inc. #	15,126,000	10,689,201

Energy — (1.4%)
China Oilfield Services, Ltd.	6,388,000	5,132,082

Health Care — (4.1%)
Shandong Weigao Group Medical Polymer Co., Ltd. #	9,004,000	15,442,860

Industrials — (—%)
Sichuan Expressway Co., Ltd. *	742,000	124,391

Materials — (1.5%)
Zijin Mining Group Co., Ltd.	10,408,000	5,596,853

Telecommunications — (0.9%)
ZTE Corp.	1,124,559	3,255,661

TOTAL HONG KONG — “H” SHARES — (Cost $40,136,551)	10.8%	40,241,048

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $154,280,563)	37.3%	139,108,864

SINGAPORE
Consumer Staples — (3.3%)
China Fishery Group, Ltd. #	12,050,000	4,506,537
China Milk Products Group, Ltd. #	11,607,000	2,919,517
Hsu Fu Chi International, Ltd. #	9,484,000	4,943,670

		12,369,724

Financials — (0.6%)
Financial One Corp. #	12,030,000	2,229,621

Information Technology — (0.4%)
CDW Holding, Ltd. # † (1)	59,708,000	1,679,689

Materials — (0.4%)
China Energy, Ltd. *	12,199,000	1,332,341

See Notes to Schedule of Investments

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2009 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
TOTAL SINGAPORE — (Cost $31,295,091)	4.7%	17,611,375

TAIWAN
Consumer Discretionary — (6.1%)
FamilyMart Co., Ltd. #	3,777,652	$5,477,385
Far Eastern Department Stores, Ltd.	18,511,584	8,322,290
Merry Electronics Co., Ltd.	3,584,340	2,486,494
Synnex Technology International Corp.	5,937,855	6,620,697

		22,906,866

Consumer Staples — (3.3%)
Lien Hwa Industrial Corp. #	15,919,692	5,355,936
Uni-President Enterprises Corp.	8,728,581	6,769,767

		12,125,703

Financials — (5.8%)
Cathay Financial Holding Co., Ltd.	5,993,788	5,737,262
Ruentex Development Co., Ltd.	12,694,000	6,311,568
Yuanta Financial Holdings Co., Ltd.	26,635,545	9,674,839

		21,723,669

Industrials — (0.7%)
Wah Lee Industrial Corp. #	4,118,821	2,434,197

Information Technology — (2.6%)
Cyberlink Corp. #	1,183,000	3,909,579
Taiwan Secom Co., Ltd. #	4,738,000	5,945,864

		9,855,443

Materials — (1.1%)
China Metal Products Co., Ltd. #	9,019,881	4,202,788

TOTAL TAIWAN — (Cost $96,660,863)	19.6%	73,248,666

UNITED KINGDOM
Health Care — (1.7%)
China Medical System Holdings, Ltd. # †	3,623,188	6,398,624

TOTAL UNITED KINGDOM — (Cost $9,940,990)	1.7%	6,398,624

UNITED STATES
Consumer Discretionary — (1.5%)
The9, Ltd., ADR #	356,200	5,385,744

See Notes to Schedule of Investments

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2009 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
UNITED STATES (continued)
Energy — (0.5%)
Far East Energy Corp. * # †	10,478,634	$2,011,898

Health Care — (1.5%)
Mindray Medical International, Ltd., ADR	191,700	3,960,522
WuXi PharmaTech Cayman Inc., ADR *	310,190	1,681,230

		5,641,752

TOTAL UNITED STATES — (Cost $28,523,814)	3.5%	13,039,394

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $320,701,321)	66.8%	249,406,923

EQUITY LINKED SECURITIES
Consumer Staples — (4.5%)
Dalian Zhangzidao Fishery Group Co., Ltd. Access Product (expiration 01/17/12) 144A * (1) (2)	2,270,000	5,470,700
Shenzhen Agricultural Products Co., Ltd. Access Product (expiration 01/17/12) * (1) (2)	4,000,000	8,002,340
Wuliangye Yibin Co., Ltd. Access Product (expiration 01/20/10) 144A * (1) (2)	1,546,007	3,194,050

		16,667,090

Energy — (1.2%)
China Yangtze Power Co., Ltd. Access Product (expiration 10/26/10) 144A (1) (3)	4,169,077	4,651,952

Financials — (1.1%)
Zhejiang Guyuelongshan Access Product (expiration 10/07/13) (1) (3)	3,582,000	4,237,843

Industrials — (6.2%)
Daqin Railway Co., Ltd. Access Product (expiration 11/02/11) 144A (1) (3)	8,307,000	10,289,598
Shanghai International Airport Co., Ltd. Access Product (expiration 01/20/10) 144A * (1) (2)	1,816,700	3,359,078
Shanghai Zhenhua Port Machinery Co., Ltd. Access Product (expiration 10/26/10) 144A (1) (3)	4,462,752	5,867,234
See Notes to Schedule of Investments

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2009 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
EQUITY LINKED SECURITIES (continued)
INDUSTRIALS (continued)
Suning Appliance Co., Ltd. Access Product (expiration 01/20/10) 144A * (2)	1,599,909	$3,676,591

		23,192,501

Materials — (1.4%)
Qinghai Salt Lake Potash Co., Ltd. Access Product (expiration 10/26/10) 144A (1) (3)	887,909	5,113,463

TOTAL EQUITY LINKED SECURITIES — (Cost $46,821,599)	14.4%	53,862,849

DIRECT INVESTMENTS

Consumer Discretionary — (10.3%)
Queenbury Investments, Ltd., (Huiyan) (acquired 05/06/08) # † (1) (4)	450	38,459,700
Industrials — (4.5%)
Highlight Tech Corp., (acquired 09/11/07) # † (1) (4) (5)	3,366,893	5,993,070
Qingdao Bright Moon, (acquired 02/28/08) # † (1) (4) (5)	31,827,172	7,001,978
Wuxi PAIHO, (acquired 09/17/07) # (1) (4) (5)	11,734,701	3,679,990

		16,675,038

Information Technology — (2.7%)
China Silicon Corp. Common Stock (acquired 09/23/08) # † (1) (4)	238,232	566,992
China Silicon Corp. Warrants (expiration 11/30/10) * # † (1) (4)	685,450	—

China Silicon Corp., Series A Preferred (acquired 11/30/07) # † (1) (4)	27,418	6,525,484
HAND Enterprise Solutions, Ltd., (acquired 05/02/07) # † (1) (4)	500,000	3,050,000
teco Optronics Corp., (acquired 04/26/04) # † (1) (4)	1,861,710	—

		10,142,476

TOTAL DIRECT INVESTMENTS — (Cost $66,253,893)	17.5%	65,277,214

TOTAL INVESTMENTS — (Cost $433,776,813)**	98.7%	368,546,986

OTHER ASSETS AND LIABILITIES	1.3%	4,920,442

NET ASSETS	100.0%	$373,467,428
Notes to Schedule of Investments
(A) Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Open-end investment companies are valued at net asset value per share. Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments not traded on an exchange are valued at fair value as determined by the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment.
The Fund’s investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

*	Denotes non-income producing security.

#	Illiquid security.

†	Affiliated issuer. (See Note B)

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2009 (Unaudited)

(2)	Equity linked securities issued by Citigroup Global Markets Holdings.

(3)	Equity linked securities issued by Credit Lyonnais

(4)	Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore valued in good faith by the Board of Directors at fair market value.

(5)	The Fund holds a put option which allow the Fund to sell the investment for a value at least equal to the purchase price under certain circumstances.

144A	Securities restricted for resale to Qualified Institutional Buyers.

ADR	American Depositary Receipt.

**	At January 31, 2009, the cost of investment securities for tax purposes was $433,776,813. Net unrealized depreciation of investment securities for tax purposes was $65,229,827, consisting of unrealized gains of $46,731,064 on securities that had risen in value since their purchase and $111,960,891 in unrealized losses on securities that had fallen in value since their purchase.
Forward Foreign Currency Contracts:
As of January 31, 2009, The China Fund had the following open forward foreign currency contracts:

	Settlement				Appreciation/
Currency	Date	Local Amount	Base Amount	Market Value	Depreciation
CNY (Sell)	11/30/2009	122,079,803	$17,540,202	$17,366,354	$(173,848)
CNY (Buy)	11/30/2009	9,756,820	$1,374,200	$1,387,948	$(13,748)
CNY (Buy)	11/30/2009	112,322,983	$16,007,950	$15,978,406	$29,544
TWD (Sell)	11/30/2009	572,709,241	$18,055,146	$17,084,601	$(970,545)
TWD (Buy)	11/30/2009	44,895,114	$1,374,200	$1,339,275	$34,925
TWD (Buy)	11/30/2009	527,814,127	$16,007,950	$15,745,326	$262,624
CNY - Chinese Yen
TWD - Taiwan Dollar
Fair Value Measurement
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Fund to measure fair value during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: a multi-dimensional relational pricing model, option adjusted spread pricing and estimations of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	$251,403,825	$(831,048)
Level 2 — Other Significant Observable Inputs	47,213,995	—
Level 3 — Significant Unobservable Inputs	69,929,166	—
Total	$368,546,986	$(831,048)

*	Other financial instruments include futures, forwards and swap contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the fund during the period ending January 31, 2009:

Market
		Value	Purchases
		Beginning	at Cost /	Amortization	Realized	Unrealized	Market Value
		Balance	Sales	Disc /	Gain /	Gain /	Ending Balance
Fund		10/31/2008	(Proceeds)	(Prem)	(Loss)	(Loss)	1/31/2009
Investments
The China Fund, Inc.	in Securities	$69,190,949	$(25,987)	$—	$(31,412)	$795,616	$69,929,166

In addition, in March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.
Direct investments: The Fund may invest up to 25% of the net proceeds from its offering of its outstanding common stock in direct investments. Direct investments are generally restricted and do not have a readily available resale market. The value of these securities at January 31, 2009 was $65,277,214 or 17.5% of the Fund’s net asset value. The table below details the acquisition date, cost, and value of the Fund’s direct investments as determined by the Board of Director’s of the Fund. The Fund does not have the right to demand that such securities be registered.

	Acquisition
Security	Date	Cost	Market
China Silicon Corp., Series A Preferred*	11/30/2007	$6,552,874	$6,525,484
China Silicon Corp. Common Stock	9/23/2008	566,992	566,992
Highlight Tech. Corp.	9/11/2007	6,025,894	5,993,070
Queenbury Investments, Ltd., (Huiyan)	5/6/2008	38,515,190	38,459,700
Qingdao Bright Moon	2/28/2008	7,116,942	7,001,978
HAND Enterprise Solutions, Ltd.	5/2/2007	3,164,274	3,050,000
teco Optronics Corp.	4/26/2004	567,320	—
Wuxi PAIHO	9/17/2007	3,744,407	3,679,990

		$66,253,893	$65,277,214

*	The purchase of China Silicon Corp., Series A Preferred resulted in the Fund receiving 682,450 shares of China Silicon Corp. common stock warrants. Each warrant entitles the Fund to purchase twenty five shares of common stock at an exercise price of USD$2.98 per share, subject to adjustment.

NOTE B — INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

	Balance of
	Shares	Gross	Gross	Balance of
	Held	Purchases	Sales	Shares Held	Value
	October 31,	and	and	January 31,	January 31,
Name of Issuer	2008	Additions	Reductions	2009	2009
CDW Holdings, Ltd.	60,000,000	—	292,000	59,708,000	$1,679,689
China Medical System Holdings, Ltd.	3,623,188	—	—	3,623,188	$6,398,624
China Silicon Corp. Common Stock	183,396	54,836	—	238,232	$566,992
China Silicon Corp. Series A Preferred	27,418	—	—	27,418	$6,525,484
China Silicon Corp. Warrants	685,450	—	—	685,450	$—
Far East Energy Corp.	10,478,634	—	—	10,478,634	$2,011,898
HAND Enterprise Solutions, Ltd.	500,000	—	—	500,000	$3,050,000
Highlight Tech Corp.	3,366,893	—	—	3,366,893	$5,993,070
Qingdao Bright Moon	31,827,172	—	—	31,827,172	$7,001,978
Queenbury Investments, Ltd. (Huiyan)	450	—	—	450	$38,459,700
teco Optronics Corp.	1,861,710	—	—	1,861,710	$—
Wuxi PAIHO	11,734,701	—	—	11,734,701	$3,679,990

*	Affiliated issuers, as defined in the Investment Act of 1940, as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certification required by Rule 30a-2 of the 1940 Act is attached as an exhibit to this filing.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE CHINA FUND, INC.

By:	/s/ Gary L. French
Gary L. French
President and Chief Executive Officer
Date: March 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gary L. French
Gary L. French
President and Chief Executive Officer
Date: March 27, 2009

By:	/s/ Laura F. Healy
Laura F. Healy
Treasurer
Date: March 27, 2009